Operating profit/(loss) - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Remuneration of Group's auditor
Audit fees	€ 20	€ 22	€ 17
Vantage Towers IPO2	8	5
Audit-related	0	1	2
Corporate finance	0	1
Non-audit fees	8	7	2
Total fees	28	29	19
Increase in audit fees		2
Parent company
Remuneration of Group's auditor
Audit fees	3	4	2
Subsidiaries
Remuneration of Group's auditor
Audit fees	16	17	14
Subsidiaries | New accounting standards
Remuneration of Group's auditor
Audit fees	0	€ 1	€ 1
Subsidiaries | Vantage Towers
Remuneration of Group's auditor
Audit fees	€ 1